Employee Benefits - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ (40,743.7)
Impact on scheme liabilities, due to decrease in assumption	40,743.7
Impact on service cost, due to increase in assumption	747.5
Impact on service cost, due to decrease in assumption	₨ (747.5)
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 34,689.8
Impact on scheme liabilities, due to decrease in assumption	(34,689.8)
Impact on service cost, due to increase in assumption	885.9
Impact on service cost, due to decrease in assumption	₨ (885.9)
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 22,194.5
Impact on scheme liabilities, due to decrease in assumption	(22,194.5)
Impact on service cost, due to increase in assumption	479.9
Impact on service cost, due to decrease in assumption	₨ (479.9)